Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Investments in Community Development and Tax-advantaged VIEs
The following table provides a summary of investments in community development and tax-advantaged
VIEs that the Company has not consolidated:

At December 31 (Dollars in Millions)	2021	2020
Investment carrying amount	$4,484	$5,378
Unfunded capital and other commitments	1,890	2,334
Maximum exposure to loss	9,899	11,219